Statement of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	$ (10,667)	$ (8,019)	$ 444
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss (income) from discontinued operations	(492)	1,707	(438)
Gain (Loss) on Disposition of Business	(281)	1,608	1,231
Exploratory dry hole expense and unproved leasehold impairments	2,595	2,294	729
Depreciation, depletion, and amortization	3,300	4,526	5,057
Asset retirement obligation accretion	145	154	211
Impairments	9,472	7,102	1,443
Provision for (benefit from) deferred income taxes	(1,445)	(1,799)	(732)
Other	7	(231)	300
Changes in operating assets and liabilities:
Receivables	663	757	105
Inventories	21	(31)	(65)
Drilling advances	138	107	269
Deferred charges and other	(345)	(301)	(148)
Accounts payable	(489)	(216)	286
Accrued expenses	(156)	(572)	(467)
Deferred credits and noncurrent liabilities	88	(73)	39
NET CASH PROVIDED BY CONTINUING OPERATING ACTIVITIES	2,554	7,013	8,264
NET CASH PROVIDED BY DISCONTINUED OPERATIONS	113	944	1,164
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,667	7,957	9,428
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and gas property	(4,208)	(8,608)	(8,242)
Additions to gas gathering, transmission, and processing facilities	(233)	(881)	(464)
Leasehold and property acquisitions	(367)	(1,475)	(429)
Proceeds from sale of Kitimat LNG	854
Proceeds from sale of Yara Pilbara	391
Proceeds from sale of productive assets	391	1,262	3,702
Proceeds from Kitimat LNG transaction, net			396
Proceeds from sale of oil and gas assets	268	470	307
Other, net	6	(299)	(105)
NET CASH USED IN CONTINUING INVESTING ACTIVITIES	(3,289)	(8,171)	(4,835)
NET CASH PROVIDED BY (USED IN) DISCONTINUED OPERATIONS	4,372	(219)	(1,874)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	1,083	(8,390)	(6,709)
CASH FLOWS FROM FINANCING ACTIVITIES:
Commercial paper, credit facilities and bank notes, net	(1,570)	1,568	(509)
Payments on fixed rate debt	(939)		(2,072)
Distributions to noncontrolling interest	(129)	(140)
Proceeds from sale of noncontrolling interest			2,948
Dividends paid	(377)	(365)	(360)
Treasury stock activity, net		(1,864)	(997)
Other	53	49	21
NET CASH USED IN CONTINUING FINANCING ACTIVITIES	(2,962)	(752)	(969)
NET CASH USED IN DISCONTINUED OPERATIONS		(42)	(4)
NET CASH USED IN FINANCING ACTIVITIES	(2,962)	(794)	(973)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	788	(1,227)	1,746
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	679	1,906	160
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,467	679	1,906
SUPPLEMENTARY CASH FLOW DATA:
Interest paid, net of capitalized interest	461	260	350
Income taxes paid, net of refunds	$ 573	1,357	1,766
Deepwater Gulf of Mexico [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of productive assets		1,360
Anadarko Basin and Southern Louisiana [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of productive assets		$ 1,262
Gulf of Mexico Shelf [Member]
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of productive assets			$ 3,702